Annual Fund Operating Expenses - Hardman Johnston International Growth Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Hardman Johnston International Growth Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.54%)
Net Expenses (as a percentage of Assets)	1.00%	[1]
Hardman Johnston International Growth Fund Retail Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.55%)
Net Expenses (as a percentage of Assets)	1.25%	[1]

[1]	Pursuant to an operating expense limitation agreement between Dakota Investments LLC (the “Advisor”), the Fund’s investment adviser, and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses (“AFFE”) or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.00% of the Fund’s average daily net assets, through at least February 28, 2027, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%. During the Fund’s fiscal year ended October 31, 2025, the Fund incurred interest expenses less than 0.005%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.